Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 99	$ 95	$ 91	$ 90	$ 79	$ 72	$ 75	$ 72	$ 66	$ 72	$ 79	$ 85	$ 95	$ 200	$ 169	$ 355	$ 286	$ 330
Interest expense	22	19	18	17	14	11	11	9	8	31	36	38	39	44	31	68	39	144
Net interest income	77	76	73	73	65	61	64	63	58	41	43	47	56	156	138	287	247	186
(Benefit) provision for loan losses	(3)	(1)	(1)	(13)	(4)	5	8	6	112	14	4	31	21	(16)	(17)	(19)	132	70
Net interest income after provision for loan losses	80	77	74	86	69	56	56	57	(54)	27	39	16	35	172	155	306	115	116
Net gain on loan sales	90	46	68	83	91	53	52	55	45	45	75	144	137	165	174	288	206	402
Loan fees and charges	19	14	17	19	17									34	36	67	73	104
Loan administration income	4	7	8	7	4	5	6	6	7	3	1	1	1	10	11	26	24	6
Net (loss) return on the mortgage servicing assets	(4)	9	12	9	(2)	2	1	5	16	17	27	31	15	(10)	7
Representation and warranty benefit	4	6	6	5	2	6	(13)	(5)	2	15	(5)	(29)	(17)	6	7	19	(10)	(36)
Other noninterest income		15	17	3	7	32	39	42	5	33	35	72	49
Noninterest expense	139	129	131	138	138	139	179	122	139	388	158	174	197	276	276	536	579	918
Income (loss) before income taxes	69	45	71	74	50	15	(38)	38	(118)	(248)	14	61	23	129	124	240	(103)	(149)
Provision (benefit) for income taxes	22	12	24	28	18	4	(10)	12	(40)	(410)	0	(6)	0	43	46	82	(34)	(416)
Net income (loss)	$ 47			46		11	(28)	26	(78)	162	14	67	23	$ 86	$ 78	158	(69)	267
Preferred stock dividend/accretion						0	0	0	(1)	(2)	(1)	(1)	(1)			$ 0	$ (1)	$ (6)
Net income (loss) from continuing operations		$ 33	$ 47	$ 46	$ 32	$ 11	$ (28)	$ 26	$ (79)	$ 160	$ 13	$ 66	$ 22
Basic (loss) income per share (in usd per share)	$ 0.67	$ 0.45	$ 0.70	$ 0.69	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.79	$ 0.16	$ 1.11	$ 0.33	$ 1.23	$ 1.12	$ 2.27	$ (1.72)	$ 4.40
Diluted (loss) income per share (in usd per share)	$ 0.66	$ 0.44	$ 0.69	$ 0.68	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.77	$ 0.16	$ 1.10	$ 0.33	$ 1.21	$ 1.11	$ 2.24	$ (1.72)	$ 4.37